Derivatives and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivatives and Fair Value of Financial Instruments
Schedule of assets and liabilities measured at fair value on a recurring basis

	Balance
	December 31,
(Thousands of dollars)	2011	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities – short-term
investments:
Money market funds	$139,420	$139,420	$–	$–
Corporate bonds	89,146	–	89,146	–
Fixed rate municipal notes and bonds	17,788	–	17,788	–
Emerging markets debt mutual fund	16,399	16,399	–	–
Collateralized mortgage obligations	15,011	–	15,011	–
U.S. Government agency securities	9,757	–	9,757	–
U.S. Treasury securities	4,905	–	4,905	–
Asset backed debt securities	3,533	–	3,533	–
Other	1,484	–	1,484	–
Trading securities- short term investments:
High yield debt securities	20,750	–	20,750	–
Emerging markets trading debt mutual fund	2,487	2,487	–	–
Emerging markets trading debt securities	2,355	–	2,355	–
Other debt securities	221	–	221	–
Trading securities – other current assets:
Domestic equity securities	13,563	13,563	–	–
Foreign equity securities	7,490	3,991	3,499	–
Money market funds	4,521	4,521	–	–
Fixed income mutual funds	4,483	4,483	–	–
U.S. Government agency securities	2,085	–	2,085	–
U.S. Treasury securities	1,474	–	1,474	–
Corporate bonds	72	–	72	–
Other	236	159	77	–
Derivatives
Commodities (1)	5,144	5,144	–	–
Interest rate swaps	–	–	–	–
Foreign currencies	2,247	–	2,247	–
Total Assets	$364,571	$190,167	$174,404	$–
Liabilities:
Derivatives:
Commodities (1)	$5,529	$5,529	$–	$–
Interest rate swaps	11,268	–	11,268	–
Foreign currencies	3,380	–	3,380	–
Total Liabilities	$20,177	$5,529	$14,648	$–

(1) Seaboard’s commodities derivative assets and liabilities are presented in the Consolidated Balance Sheets on a net basis, including netting the derivatives with the related margin accounts.  As of December 31, 2011, the commodity derivatives had a margin account balance of $8,619,000 resulting in a net other current asset on the Consolidated Balance Sheets of $8,234,000.

	Balance
	December 31,
(Thousands of dollars)	2010	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities – short-term
investments:
Money market funds	$110,164	$110,164	$–	$–
Corporate bonds	82,351	–	82,351	–
Enhanced cash mutual fund	60,302	60,302	–	–
Fixed rate municipal notes and bonds	20,648	–	20,648	–
Collateralized mortgage obligations	12,380	–	12,380	–
U.S. Government agency securities	10,184	–	10,184	–
U.S. Treasury securities	7,148	–	7,148	–
Asset backed debt securities	2,848	–	2,848	–
Other	2,355	–	2,355	–
Trading securities- short term investments:
High yield debt securities	20,783	–	20,783	–
Emerging markets trading debt securities	2,072	–	2,072	–
Other debt securities	970	–	970	–
Trading securities – other current assets:
Domestic equity securities	13,332	13,332	–	–
Foreign equity securities	8,157	4,131	4,026	–
Fixed income mutual funds	3,758	3,758	–	–
Money market funds	3,208	3,208	–	–
U.S. Treasury securities	2,732	–	2,732	–
U.S. Government agency securities	1,371	–	1,371	–
Other	183	157	26	–
Derivatives:
Commodities (1)	15,966	15,958	8	–
Interest rate swaps	1,410	–	1,410	–
Foreign currencies	120	–	120	–
Total Assets	$382,442	$211,010	$171,432	$–
Liabilities:
Derivatives:
Commodities (1)	$9,170	$9,170	$–	$–
Interest rate swaps	1,161	–	1,161	–
Foreign currencies	11,652	–	11,652	–
Total Liabilities	$21,983	$9,170	$12,813	$–

(1) Seaboard’s commodities derivative assets and liabilities are presented in the Consolidated Balance Sheets on a net basis, including netting the derivatives with the related margin accounts.  As of December 31, 2010, the commodity derivatives had a margin account balance of $2,178,000 resulting in a net other current asset on the Consolidated Balance Sheets of $8,974,000.

Schedule of amortized cost and estimated fair values of investments and long term debt

December 31,	2011		2010
(Thousands of dollars)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Short-term investments, available-for-sale	$297,916	$297,443	$307,015	$308,380
Short-term investments, trading debt securities	25,437	25,813	22,254	23,825
Long-term debt	157,252	161,636	93,104	96,438

Schedule of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statement of Earnings

		2011	2010
	Location of Gain or (Loss)	Amount of Gain or (Loss)
	Recognized in Income on	Recognized in Income on
(Thousands of dollars)	Derivatives	Derivatives
Commodities	Cost of sales-products	$20,279	$8,047
Foreign currencies	Cost of sales-products	25,692	(18,538)
Foreign currencies	Foreign currency	(1,957)	(1,580)
Interest rate	Miscellaneous, net	(14,467)	(1,309)

Schedule of fair value of each type of derivative and its location in the Consolidated Balance Sheets

	Asset Derivatives			Liability Derivatives
		2011	2010		2011	2010
	Balance Sheet	Fair		Balance Sheet	Fair
(Thousands of dollars)	Location	Value		Location	Value
Commodities(1)	Other current assets	$5,144	$15,966	Other current asset	$5,529	$9,170
Foreign currencies	Other current assets	2,247	120	Other accrued liabilities	3,380	11,652
Interest rate	Other current assets	–	1,410	Other accrued liabilities	11,268	1,161

(1) Seaboard’s commodities derivative assets and liabilities are presented in the Consolidated Balance Sheets on a net basis, including netting the derivatives with the related margin accounts.  As of December 31, 2011 and 2010, the commodity derivatives had a margin account balance of $8,619,000 and $2,178,000, respectively, resulting in a net other current asset on the Consolidated Balance Sheets of $8,234,000 and $8,974,000, respectively.